LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2015
Loans And Leases Receivable Gross Carrying Amount [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES
NOTE 13: LOANS AND ALLOWANCE FOR LOAN LOSSES

Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2014 and 2015 comprised:
	2014			2015
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in millions)
Consumer:
Residential mortgages	17,458	1,631	19,089	16,664	1,593	18,257
Credit card	1,317	162	1,479	1,244	157	1,401
Auto financing	88	23	111	64	21	85
Other consumer	4,207	1,299	5,506	4,095	1,309	5,404
Total consumer	23,070	3,115	26,185	22,067	3,080	25,147
Commercial:
Industry and mining	5,217	758	5,975	5,564	783	6,347
Small scale industry	1,929	377	2,306	1,765	413	2,178
Trade	7,425	1,015	8,440	7,559	927	8,486
Construction	1,098	1,079	2,177	1,061	985	2,046
Tourism	607	128	735	451	144	595
Shipping and transportation	2,437	312	2,749	2,556	270	2,826
Commercial mortgages	529	228	757	759	212	971
Public sector	5,390	174	5,564	5,218	106	5,324
Other	600	665	1,265	574	601	1,175
Total commercial	25,232	4,736	29,968	25,507	4,441	29,948
Total loans	48,302	7,851	56,153	47,574	7,521	55,095
Unearned income	(67)	(18)	(85)	(80)	(19)	(99)
Loans, net of unearned income	48,235	7,833	56,068	47,494	7,502	54,996
Less: Allowance for loan losses	(7,788)	(1,004)	(8,792)	(10,799)	(976)	(11,775)
Net Loans	40,447	6,829	47,276	36,695	6,526	43,221

Included in the above table are loans for lease financing amounting to EUR  995 million and EUR  941 million in 2014 and 2015 respectively.

Loans: Credit quality indicators

The Group actively monitors the credit quality of its loan portfolio using several credit quality indicators. The credit quality indicators considered to be the most significant are the delinquency status for all loans, and the credit rating for commercial loans. The days past due is the credit quality indicator the most relevant to the loans in our consumer loans portfolio. In accordance with our policies, the number of days past due is the key factor the Group considers when determining the appropriate course of action. For instance, the actions to pursue collection increase as the number of days past due increases. Furthermore, days past due is also a key factor considered in determining the loans that are eligible for our restructuring programs.

Ageing of loan portfolio

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2014 and 2015:
	December 31, 2014
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in millions

Greek
Residential mortgages	779	5,227	6,006	11,452	-	17,458	257	6,346
Credit card	27	728	755	562	-	1,317	8	720
Other consumer	163	2,289	2,452	1,843	-	4,295	-	2,638
Small business loans	65	2,183	2,248	1,719	-	3,967	-	2,491
Other commercial loans	277	3,619	3,896	17,369	-	21,265	40	4,410
Total Greek loans	1,311	14,046	15,357	32,945	-	48,302	305	16,605

Foreign
Residential mortgages	91	206	297	1,334	-	1,631	2	242
Credit card	2	18	20	142	-	162	-	18
Other consumer	42	241	283	1,040	-	1,323	-	262
Small business loans	30	448	478	624	-	1,102	-	475
Other commercial loans	107	1,009	1,116	2,517	-	3,633	-	1,229
Total Foreign loans	272	1,922	2,194	5,657	-	7,851	2	2,226
Total loans	1,583	15,968	17,551	38,602	-	56,153	307	18,831

	December 31, 2015
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in millions

Greek
Residential mortgages	618	5,444	6,062	10,602	-	16,664	159	8,246
Credit card	20	705	725	519	-	1,244	50	655
Other consumer	121	2,425	2,546	1,613	-	4,159	-	3,172
Small business loans	46	2,368	2,414	1,443	-	3,857	-	2,623
Other commercial loans	910	4,117	5,027	16,623	-	21,650	34	4,951
Total Greek loans	1,715	15,059	16,774	30,800	-	47,574	243	19,647

Foreign
Residential mortgages	77	188	265	1,328	-	1,593	-	270
Credit card	2	15	17	140	-	157	-	15
Other consumer	42	203	245	1,085	-	1,330	1	274
Small business loans	35	537	572	821	-	1,393	-	675
Other commercial loans	65	829	894	2,154	-	3,048	1	971
Total Foreign loans	221	1,772	1,993	5,528	-	7,521	2	2,205
Total loans	1,936	16,831	18,767	36,328	-	55,095	245	21,852

(1) loans less than 30 days past due are included in current loans

Credit ratings of commercial loans
According to the Group’s credit policy, all corporate customers are rated on a 21 grade scale. This rating is based on quantitative and qualitative criteria and is reviewed at least annually. Additionally, each of the Bank’s and its subsidiaries’ rating systems consider the borrower’s industry risk and its relative position within its peer group. Small Business loans are rated through a behavioral model on a 14 grade scale. The ratings scale for corporate and Small Business customers corresponds to likelihood of default. Customers classified as “Satisfactory” have low likelihood of default, customers classified as “Watchlist” have medium to high likelihood of default and customers classified as Substandard have already defaulted.
The following table presents commercial loans credit quality information as at December 31, 2014 and 2015:

	December 31, 2014			December 31, 2015
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in millions)			(EUR in millions)
Greek
Satisfactory	573	7,555	8,128	659	12,884	13,543
Watchlist	382	9,777	10,159	837	4,269	5,106
Substandard	3,013	3,932	6,945	2,361	4,497	6,858
	3,968	21,264	25,232	3,857	21,650	25,507
Foreign
Satisfactory	603	2,422	3,025	826	1,793	2,619
Watchlist	181	539	720	101	598	699
Substandard	318	673	991	466	657	1,123
	1,102	3,634	4,736	1,393	3,048	4,441

Total	5,070	24,898	29,968	5,250	24,698	29,948

Impaired loans
Impaired loans are those loans where the Group believes it is probable that it will not collect all amounts due according to the original contractual terms of the loan. Impaired loans also include loans whose terms have been modified in troubled debt restructuring.

The following table presents information about total impaired loans at and for the years ended December 31, 2014 and 2015:

	At and for the year ended December 31, 2014
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	603	-	467	6	6
Other consumer loans	226	-	239	9	9
Small business loans	214	-	140	1	1
Other commercial loans	403	-	557	4	4

With related allowance:
Residential mortgages	6,709	(1,238)	6,775	34	30
Credit cards	729	(644)	703	-	-
Other consumer loans	2,665	(1,942)	2,771	24	23
Small business loans	2,411	(1,413)	2,403	21	7
Other commercial loans	4,705	(2,413)	3,769	81	33
Total Greek impaired loans	18,665	(7,650)	17,824	180	113

Foreign
With no related allowance:
Residential mortgages	3	-	7	-	-
Credit cards	3	-	3	-	-
Other consumer loans	24	-	24	-	-
Small business loans	1	-	1	-	-
Other commercial loans	151	-	162	4	-

With related allowance:
Residential mortgages	355	(78)	363	7	-
Credit cards	18	(15)	18	-	-
Other consumer loans	258	(182)	313	36	-
Small business loans	534	(238)	416	17	-
Other commercial loans	1,228	(457)	1,366	10	1
Total Foreign impaired loans	2,575	(970)	2,673	74	1

	At and for the year ended December 31, 2015
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	1,553	-	1,078	24	24
Other consumer loans	368	-	298	13	13
Small business loans	171	-	192	2	2
Other commercial loans	422	-	412	6	6

With related allowance:
Residential mortgages	7,384	(1,869)	7,046	95	84
Credit cards	705	(673)	717	-	-
Other consumer loans	2,774	(2,243)	2,719	68	59
Small business loans	2,532	(1,675)	2,439	15	10
Other commercial loans	6,447	(4,111)	5,366	111	68
Total Greek impaired loans	22,356	(10,571)	20,267	334	266

Foreign
With no related allowance:
Residential mortgages	2	-	3	-	-
Credit cards	3	-	3	-	-
Other consumer loans	25	-	25	-	-
Other commercial loans	65	-	79	-	-

With related allowance:
Residential mortgages	350	(70)	327	15	-
Credit cards	12	(13)	14	-	-
Other consumer loans	272	(162)	213	15	1
Small business loans	686	(282)	607	19	-
Other commercial loans	1,090	(446)	1,045	2	1
Total Foreign impaired loans	2,505	(973)	2,316	51	2

			2013	2014	2015
			(EUR in millions)
Average recorded investment in impaired loans			21,480	20,497	22,583
Interest income recognized on a cash basis			134	114	268

Roll forward of impaired loans
The following table presents the roll-forward of impaired loans for the years ended, December 31, 2014 and 2015:

				2014	2015
				(EUR in millions)
Opening balance as of January 1,				20,677	21,240
Impaired loans in the period				3,649	6,406
Loans transferred to non-impaired status				(2,566)	(1,138)
Impaired loans paid-off				(448)	(1,590)
Sale of impaired loans				(25)	(1)
Impaired loans written-off				(39)	(44)
Foreign exchange differences				(8)	(12)
Closing balance as of December 31,				21,240	24,861

Purchased Credit-Impaired Loans ( "PCI loans")
PCI loans are acquired loans with evidence of credit quality deterioration since origination for which it is probable at purchase date that NBG will be unable to collect all contractually required payments. The following table provides details on PCI loans acquired in connection with the May 10, 2013 and July 26, 2013 acquisition of FBB and Probank respectively (see Note 4).

Purchased Loans at Acquisition Date

(EUR in millions)
Contractually required payments including interest	1,508
Less: Non-accretable difference	670
Cash flows expected to be collected	838
Less: Accretable yield	178
Fair Value of loans acquired	660

The table below shows activity for the accretable yield on PCI loans, which includes the FBB and Probank portfolio.

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2014	165
Accretion	(26)
Accretable yield December 31, 2014	139

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2015	139
Accretion	(25)
Accretable yield December 31, 2015	114

Troubled Debt Restructurings

Modifications are considered TDRs if, for economic or legal reasons related to the debtor's financial difficulties, a concession is granted to the customer that the Group would not otherwise consider. The concession granted typically involves a modification of terms such as the modification of the stated interest, or reduction of principal of the loan, or reduction of interest accrued off-balance sheet or the extension of maturity at stated interest rate lower than the current market rate for a new loan with similar risk.

TDR balances presented in the disclosures ''financing receivables modified as troubled debt restructuring during the period'' and ''troubled debt restructuring by modification programs'' for 2015 have increased in comparison to 2014, as a consequence of the deterioration of the quality of our portfolio due to the worse than anticipated trend in the Greek economy, the increased political uncertainty and the increased efforts made by the Bank to propose new and more efficient restructuring products to its customers.

During 2014, the Group revised its estimates regarding the triggers used to determine whether an exposure is TDR. More specifically, the Group updated the criteria applied in order to estimate if a borrower is in financial difficulty or not, taking into consideration the credit quality indicators of its loans' portfolio i.e. the delinquency status of its consumer segment and the delinquency status and credit rating for its commercial segment.

Forbearance programs applied in the consumer loan portfolio (mortgages, consumer credit, credit cards) mainly comprise of extension of the loan term combined with a reduction of the installment either through fractional payment scheme, whereby the customer pays a proportion, ranging from 10% to 70%, of the installment due for the first years of the forbearance, or through an interest only payment period of a maximum of 24 months. Those programs also offer a reduction of the off balance sheet interest accounted for.

Specifically, for consumer loans the interest rate on the new loan may be reduced and/or the duration may be extended if the customers are willing and able to secure their consumer loan and credit card debt with real estate property or provide an additional down payment.

For SBL customers, the restructuring product generally includes the granting of a grace period of up to 24 months during which the customer pays only interest, the extension of the maturity of the loan up to 20 years and the option to the customer to make a down payment, which if the loan is repaid in accordance with the renegotiated terms will be returned as a discount or the application of lower interest rate in case the customer provides new collaterals. In addition, restructuring over restructuring (“R-O-R”) programs are addressed to those customers having difficulty in servicing their restructured loans.

Troubled debt restructuring programs are also offered to corporate customers who have been affected by the current market conditions. The types of modification are usually a mix of new amortization schedule tailored to current conditions and the customer's projected cash flow, the extension or not of tenor, depending on the customer and its needs, as well as shift from short-term to long-term financing.

TDRs are considered impaired loans. TDRs are separately monitored and assessed within each portfolio for the purposes of allowance for loan loss calculation. Allowance for loan loss is calculated based on a present value of expected future cash flows discounted using the original effective interest rate of the loan considering all available evidence at the time of the assessment. At the time of the restructuring, the loans are remeasured to reflect the impact, if any, on projected cash flows or collateral value resulting from the modified terms. If there was no principal forgiveness or the interest rate was increased, the modification may have a little impact or no impact on the allowance for loan loss. If a portion of the loans is deemed uncollectible, an allowance for loan loss is recorded at the time of restructuring or may have been already recorded in a previous period.

Typically, allowance for loan loss for TDR Consumer loans is calculated using the average of yearly default frequencies of those specific products. Upon restructuring if several customer's loans are consolidated into a single loan, then the aggregate loan balance, which may also include loans previously accruing, is assessed for impairment. In addition, restructured loans under Greek Law 3869/2010 are considered TDRs and are pooled into a separate group when calculating allowance for loan losses.

Allowance for loan loss for TDR Commercial loans is usually calculated on an individual basis for customers with significant exposures based on the present value of expected cash flows discounted at the loan's original effective interest rate, or based on the fair value of the collateral, less costs to sell, if those are collateral dependent loans. For TDR Commercial customers that do not satisfy the quantified criterion for individual assessment (that is, the individually non–significant customers), allowance for loan loss is calculated through our coefficient or homogeneous analysis using the probability of default corresponding to their internal credit rating.

The trends of re-default are closely monitored and analyzed in order to identify the drivers for the re-defaults. In addition, trends of re-default are considered when calculating the appropriate level of the allowance for loan loss by adjusting the probabilities of default relating to both Consumer and Commercial TDR loans.

The following table discloses financing receivables modified as troubled debt restructurings during the reporting period ended December 31, 2013 , 2014 and 2015.

	December 31, 2013			December 31, 2014			December 31, 2015
Greek	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in millions			EUR in millions			EUR in millions
Residential mortgages	1,737	(63)	12	1,451	(66)	11	1,633	(127)	20
Other consumer	502	(94)	10	300	(49)	7	342	(62)	17
Small business loans	350	(64)	4	352	(89)	11	263	(60)	1
Other commercial loans	768	(136)	33	349	(77)	8	1,413	(685)	22
Total Greek TDR loans	3,357	(357)	59	2,452	(281)	37	3,651	(934)	60

	December 31, 2013			December 31, 2014			December 31, 2015
Foreign	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in millions			EUR in millions			EUR in millions
Residential mortgages	25	(3)	1	34	(1)	1	73	(11)	3
Other consumer	39	(6)	3	51	(21)	3	11	(3)	-
Small business loans	29	(3)	1	52	(6)	3	123	(29)	3
Other commercial loans	87	(13)	9	174	(4)	4	183	(16)	6
Total foreign TDR loans	180	(25)	14	311	(32)	11	390	(59)	12

The following table discloses financing receivables modified in a TDR which became delinquent thirty days or greater during the reporting period and for which payment default occurred within 12 months after the modification.

		December 31, 2013		December 31, 2014		December 31, 2015
		Greek	Foreign	Greek	Foreign	Greek	Foreign
		EUR in millions		EUR in millions		EUR in millions
Residential mortgages		1,226	15	896	1	836	1
Other consumer		307	19	263	-	139	-
Small business loans		53	9	56	5	230	12
Other commercial loans		273	30	67	41	983	14
Total loans		1,859	73	1,282	47	2,188	27

The Group offers a number of modifications to customers. The modification programs that the Group offers its customers can generally be described in the following categories:
Payment modification – A modification in which the principal and interest payment are lowered from the original contractual terms.
Term modification - A modification which changes the maturity date, timing of payments or frequency of payments.
Interest only modification – A modification in which the loan is converted to interest only payments for a period of time.
Combination modification – Any other type of modification, including the use of multiple categories above.

The following table discloses financing receivables modified as troubled debt restructurings by modification programs as at December 31, 2013, 2014 and 2015.

				December 31,
				2013	2014	2015
Payment modification				3,999	3,988	6,636
Combination modification				4,088	2,412	1,065
Term modification				710	1,415	2,160
Interest only modification				538	568	1,184
Other				176	265	849
Total				9,511	8,648	11,894

The following table discloses the ageing of financing receivables modified as troubled debt restructurings at December 31, 2013, 2014 and 2015.

				December 31,
				2013	2014	2015
Current Loans (1)				3,928	4,278	5,958
Past due 31-90 days				1,010	539	961
Past due greater than 90 days				4,573	3,831	4,975
Total				9,511	8,648	11,894

(1) Loans less than 30 days past due are included in current loans.

Allowance for loan losses

An analysis of the change in the allowance for loan losses by portfolio segment for the years ended December 31, follows:
	2013			2014			2015
	Consumer	Commercial	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in millions)
Balance at beginning of year	3,158	3,492	6,650	3,599	3,539	7,138	4,199	4,593	8,792
Provision for loan losses	485	148	633	640	1,195	1,835	1,042	2,256	3,298
Write-offs	(58)	(114)	(172)	(49)	(96)	(145)	(109)	(217)	(326)
Recoveries	14	20	34	8	1	9	9	-	9
Net Write-offs	(44)	(94)	(138)	(41)	(95)	(136)	(100)	(217)	(317)
Sale of impaired loans	-	-	-	-	(25)	(25)	-	-	-
Translation differences	-	(7)	(7)	1	(21)	(20)	(4)	6	2
Allowance at end of year	3,599	3,539	7,138	4,199	4,593	8,792	5,137	6,638	11,775

The Group’s exposure to the Hellenic Republic comprises of a loan granted to the Hellenic Republic, loans to Hellenic public sector entities, loans guaranteed by the Hellenic Republic and loans to corporate and individuals guaranteed by the Hellenic Republic.
Exposure to the Hellenic Republic and its related allowance at December 31,2014, and 2015 are as follows:
	December 31, 2014		December 31, 2015
	Total loans	Allowance for loan losses	Total loans	Allowance for loan losses
	(EUR in millions)		(EUR in millions)
Loan to Hellenic Republic	4,785	-	4,651	-
Loans to public sector entities	659	(80)	597	(108)
Corporate and Small Business loans	550	-	557	-
Mortgage loans	1,156	-	1,072	-
Total loans	7,150	(80)	6,877	(108)
Other assets	526	(15)	581	(60)
Total Exposure to Hellenic Republic	7,676	(95)	7,458	(168)

With regards to the above exposure the Group has consistently applied its provisioning policy and has recognized allowance for loan losses, where deemed appropriate. As at December 31, 2015, the Group considered (a) the fact that no specific loss event in relation to the Hellenic Republic had occurred, (b) the fact that Hellenic Republic serviced the aforementioned exposures, and concluded that the exposure to Hellenic Republic did not qualify for impairment assessment.

Allowance for loan losses by portfolio segment
The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2014.

	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	3,903	3,885	7,788
of which:
for impaired loans	3,824	3,826	7,650
for non-impaired loans	79	59	138

Impaired loans	10,932	7,733	18,665
Non-impaired loans	12,140	17,499	29,639

Foreign
Allowance for loan losses at year end	297	707	1,004
of which:
for impaired loans	276	695	971
for non-impaired loans	21	12	33

Impaired loans	661	1,914	2,575
Non-impaired loans	2,454	2,822	5,276

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2015.
	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	4,886	5,913	10,799
of which:
for impaired loans	4,785	5,786	10,571
for non-impaired loans	101	127	228

Impaired loans	12,784	9,572	22,356
Non-impaired loans	9,283	15,935	25,218

Foreign
Allowance for loan losses at year end	248	728	976
of which:
for impaired loans	245	728	973
for non-impaired loans	3	0	3

Impaired loans	664	1,841	2,505
Non-impaired loans	2,416	2,600	5,016

Allowance for loan losses by portfolio segment and methodology

As discussed in Note 3 our methodology for estimating the allowance for loan losses has three primary components, specific allowances, coefficient analysis and homogeneous analysis, while the methodologies applied by our foreign subsidiaries and branches are similar to those employed by the Group for loans in Greece.

Loss forecast models utilized for portfolios of homogeneous loans consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures. The current macroeconomic conditions affect our default and recovery models gradually as more information regarding the performance and behavior of loan customers is gathered. Based on this information we adjust the “Loss-given-default” and “Probability of Default” parameters used for the estimation of allowance for loan losses, keeping the fundamental methodology intact, that is, we continue to calculate recoveries (and losses) based on realized cash inflows (“workout approach”).

As at December 31, 2015, we did not believe an adjustment to historical loss experience for changes in trends, conditions, and other relevant factors that affect repayment of the loans was necessary beyond the incorporation of current information in the data used to estimate the homogeneous allowances. In calculating our homogeneous allowances for loan losses we considered the following key factors:

Volume and severity of past-due and non-accruing loans:

The higher volume and severity of past due and non-accruing loans in 2015 automatically fed into the calculation of the allowance for loan losses by: (a) increasing the underlying pools on which we calculate a significant portion of the total loss allowances, (b) adjusting the loss rates by incorporating the most recent available information on recoveries and (c) adjusting upwards the probability of default, which is estimated using data from the previous twelve months. The worsening of the quality of our loan portfolio in terms of delinquencies was the primary cause of the significant increase in the allowance for loan losses based on homogeneous analysis.

As at December 31, 2015, we concluded that the incorporation of the current market conditions at that time in our methodology as described above was sufficient to estimate the allowance for probable loan losses as at December 31, 2015 and therefore did not further adjust historical loss experience.

Economic conditions and trends:

We believe that changes in national, regional and local economic business conditions impact repayment of loans. Specifically, at December 31, 2015, the worse than anticipated trends and the political uncertainty, were reflected in our allowance for loan losses estimated as of December 31, 2015, in three ways: firstly, it resulted in an increase in the level of past due and non-accruing loans which affected the provisions as described above, secondly, it increased the probability of default in our assessment for incurred but not identified impairment in homogeneous loans and thirdly the decline in real estate prices was incorporated in our analysis, where applicable.

Therefore, as at December 31, 2015, we concluded that no further adjustment to the historical loss rates was necessary due to the current economic conditions, since the loss rates applied are long term averages based on long recovery periods for all portfolios assessed using the homogeneous analysis.

Lending policies and procedures

In response to the higher volume and severity of past due loans, we reviewed and tightened our credit approval criteria since 2010, for example by lowering both the loan-to-value and the payment-to-income acceptable ratios. As a result, we expected that the quality of new loans granted after 2009 would be improved. However, the loans originated during 2014 and 2015 were not significant enough to cause a change in observed probabilities of default or loss given defaults.

'The following tables set forth the allowances for loan losses by portfolio segment and by impairment methodology and the respective recorded investment as at December 31,2014 and December 31,2015

December 31, 2014	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	-	4,061	2,330	4,061	2,330
Coefficient	-	-	17,562	330	17,562	330
Homogeneous	23,070	3,903	3,609	1,225	26,679	5,128
Foreign	3,115	297	4,736	707	7,851	1,004
Total	26,185	4,200	29,968	4,592	56,153	8,792

December 31, 2015	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	0	5,682	3,708	5,682	3,708
Coefficient	-	0	16,350	740	16,350	740
Homogeneous	22,067	4,886	3,475	1,465	25,542	6,351
Foreign	3,080	248	4,441	728	7,521	976
Total	25,147	5,134	29,948	6,641	55,095	11,775

Collateral

The most common practice we use to mitigate credit risk is requiring collateral for loans originated. We implement guidelines on the acceptability of specific classes of collateral. The principal collateral types for loans are:

•       mortgages over residential properties;

•       charges over business assets such as premises, ships;

•       vehicles, inventory and accounts receivable;

•       charges over financial instruments such as debt securities and equities;

•       cash collaterals; and

•       state, bank or personal guarantees.

Longer-term finance and lending to corporate entities are generally secured; revolving credit facilities to individuals are generally unsecured. In addition, in order to mitigate the potential credit loss the Group will seek additional collateral from the counterparty as soon as impairment indicators are noticed for the relevant individual loans.

Collateral dependent loans

Impaired loans net of allowance for loan losses include collateral dependent loans of EUR 1,281 million and EUR 732 million at December 31, 2014 and December 31, 2015, respectively. In general, a loan is classified as collateral dependent when repayment is expected to be provided solely by the underlying collateral and the Group anticipates foreclosing on the loan and as a result the impairment is measured based on the fair value of the collateral. In Greece, the typical length of time between classification of the loan as collateral dependent and foreclosure is about 4 years, however there are a number of cases in which this period can be prolonged because either injunctions to the foreclosure procedure are raised by the customer or third parties, or the procedure has been postponed due to a settlement or repayment. In South Eastern Europe enforcement of collateral or exhaustion of legal actions take significantly less time than in Greece.

The majority of these loans are secured with properties, for which foreclosure was probable and the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy.

The fair value of the properties was estimated by qualified external or internal appraisers using one or more of the market approach, the income approach or the replacement cost approach. The key inputs, upon which these estimates are based, are market prices of similar properties, market yields and cost estimates. According to the Group impairment methodology, corporate business units that are responsible for the impairment assessment have to ensure that in cases where cash flows are expected from collateral liquidation, collateral value has to be based on a recent (within the current year) independent appraisal from a qualified appraiser, unless loan exposures are significantly lower than the collateral values.

Securitized loans and Covered bonds
Loans include securitized loans and loans used as collateral in the Covered Bond Programmes, as follows:

Securitized loans	2014	2015
	Restated (EUR in millions)
Receivables from Public sector (Titlos Plc—February 2009)	4,785	4,651
Mortgages (Spiti Plc—September 2011)	1,242	1,123
Auto loans (Autokinito Plc—September 2011)	83	45
Consumer loans (Agorazo Plc—September 2011)	887	739
Total	6,997	6,558
During the current period the Group identified that the amount of Receivables from Public Sector (Titlos Plc–February 2009) for the year ended December 31, 2014 inadvertently included an amount not relating to the securitization. The amount was originally reported at EUR 6,579 million, but it has been restated to reflect correction of the error. This error only affects the specific item in the above table and does not have an impact on the balance sheet, income statement or retained earnings.

Covered bonds	2014	2015
	(EUR in millions)
Mortgages	9,403	7,339
of which eligible collateral	9,121	7,009

Securitized loans
The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2015:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Titlos Plc(2)	Variable Rate Asset Backed Notes	Receivables from Public sector	February 26, 2009	September 2039	5,100	Paid semi-annually at a rate of six-month Euribor plus 50 bps
Spiti Plc(1),(3)	Asset Backed Variable Rate Notes- Class A	Residential mortgages	September 20, 2011	September 2058	1,500	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Spiti Plc(1),(3)	Asset Backed Variable Rate Notes- Class B	Residential mortgages	September 20, 2011	September 2058	250	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Autokinito Plc(1),(3)	Asset Backed Variable Rate Notes- Class A	Auto loans	September 23, 2011	September 2023	400	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Autokinito Plc(1),(3)	Asset Backed Variable Rate Notes- Class B	Auto loans	September 23, 2011	September 2023	97	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Agorazo Plc(1),(4)	Asset Backed Variable Rate Notes- Class A	Consumer loans	September 23, 2011	September 2033	1,250	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Agorazo Plc(1),(4)	Asset Backed Variable Rate Notes- Class B	Consumer loans	September 23, 2011	September 2033	413	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps

(1)	The Bank retains the option to call the notes on any interest payment date and issue new notes, or sell them as is to investors.
(2)	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and issue new notes or sell them to investors. The outstanding balance of Titlos Plc as at December 31, 2015 is EUR 4,418 million and has been rated Caa3 by Moody’s.
(3)	On March 20, 2015, Spiti Plc proceeded with the partial redemption of class A notes of EUR 81 million. Autokinito Plc proceeded with the full redemption of class A notes of EUR 1 million and the partial redemption of class B notes of EUR 28 million. On September 21 2015, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 70 million and class B notes of EUR 20 million, respectively. The outstanding amounts of Spiti Plc and Autokinito Plc as at December 31, 2015 are EUR 854 million and EUR 49 million respectively.
(4)	Agorazo Plc proceeded with the partial redemption of class A notes of EUR 89 million on March 16, 2015 and EUR 65 million on September 15, 2015. The outstanding amount of Agorazo Plc as at December 31, 2015 amounts to EUR 392 million.

With respect to all the above securitization transactions, the Bank has sold and assigned certain of its loans to VIEs. The VIEs have paid for the receivables acquired from the Bank with the proceeds from the issuance of the secured notes, which have been acquired by the Bank. Since the Bank has purchased and continuously owns all issued secured notes and, therefore, is the primary beneficiary of the above VIEs, we have not applied sales accounting at Group level for the above transactions. That is, in our consolidated financial statements, the loans are not derecognized and continue to be presented within “Loans” on our consolidated balance sheets. For the same reason we do not record a liability with respect to the notes issued or a servicing asset or liability.
All of the above notes issued are not presented within “Long-term debt” and the loans were not derecognized as the Bank is the owner of the issued secured notes and primary beneficiary of the above VIEs.

Covered bonds
Under the covered bond Programmes I and II, the Bank has the following covered bonds series in issue as at December 31, 2015:
Programme	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Programme I(1)	Series 3	Residential mortgages	October 7, 2009	October 2016	846	Paid annually at a fixed coupon rate of 3.875%
Programme II(2), (3)	Series 1	Residential mortgages	June 24, 2010	June 2021	900	Paid quarterly at rate of three month Euribor plus a margin of 250 bps
Programme II(2), (3)	Series 2	Residential mortgages	June 24, 2010	June 2020	900	Paid quarterly at rate of three month Euribor plus a margin of 240 bps
Programme II(2)	Series 3	Residential mortgages	June 24, 2010	June 2019	1,350	Paid quarterly at rate of three month Euribor plus a margin of 230 bps
Programme II(2), (3)	Series 4	Residential mortgages	November 25, 2010	December 2018	850	Paid quarterly at rate of three month Euribor plus a margin of 210 bps
(1)	EUR 10 billion Global Covered Bond Programme ("Programme I") established on November 26, 2008. Programme I is rated Caa2 by Moody’s and B- by Fitch.
(2)	EUR 15 billion Covered Bond Programme II ("Programme II") established on June 21, 2010. Programme II is rated Caa2 by Moody’s and CCC+ by Fitch.
(3)	On April 1, 2015, the Bank proceeded with the partial cancellation of EUR 250 million from Series 1, EUR 300 million from Series 2 and EUR 250 million from Series 4.

Other than the Series 3 of Programme I, all the above covered bonds have not been sold to investors and are held by the Bank and therefore are not presented within ''Long-term debt'' (see Note 24).

Furthermore, the Bank, in 2015, has cancelled the following covered bonds issued under Programme II:
Series	Issue date	Cancellation date	Original nominal amount in EUR		Cancelled amount in million EUR
Programme II
Series 1	June 24, 2010	April 1, 2015	1.5	billion	250
Series 2	June 24, 2010	April 1, 2015	1.5	billion	300
Series 4	November 25, 2010	April 1, 2015	1.5	billion	250